Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	10,000,000,000	10,000,000,000	2,000,000,000
Common stock, shares issued	1,134,084,046	1,055,556,518	683,940,104
Common stock, shares outstanding	1,134,084,046	1,055,556,518	683,940,104
Common stock, payable shares	5,000,000	5,000,000	5,000,000
Common stock, payable per share (in Dollars per share)	$ 0.1128	$ 0.1128	$ 0.1128
Series B Preferred Stock
Preferred stock, shares authorized	25,000	25,000	25,000
Preferred stock, shares issued	18,025	18,025
Preferred stock, shares outstanding	18,025	18,025
Series B Preferred Stock | Previously Reported [Member]
Preferred stock, shares issued		18,025	18,025
Preferred stock, shares outstanding		18,025	18,025
Series C Preferred Stock
Preferred stock, shares authorized	25,000	25,000	25,000
Preferred stock, shares issued	14,425	14,425
Preferred stock, shares outstanding	14,425	14,425
Series C Preferred Stock | Previously Reported [Member]
Preferred stock, shares issued		14,425	14,425
Preferred stock, shares outstanding		14,425	14,425
Series D Preferred Stock
Preferred stock, shares authorized	90,000	90,000	90,000
Preferred stock, shares issued	86,021	90,000
Preferred stock, shares outstanding	86,021	90,000
Series D Preferred Stock | Previously Reported [Member]
Preferred stock, shares issued		86,021	90,000
Preferred stock, shares outstanding		86,021	90,000
Series E Preferred Stock
Preferred stock, shares authorized	10,000	10,000	10,000
Preferred stock, shares issued	10,000	10,000
Preferred stock, shares outstanding	10,000	10,000
Series E Preferred Stock | Previously Reported [Member]
Preferred stock, shares issued		10,000	10,000
Preferred stock, shares outstanding		10,000	10,000
Series F Preferred Stock
Preferred stock, shares authorized	800,000	800,000	800,000
Preferred stock, shares issued	0	2,413
Preferred stock, shares outstanding	0	2,413
Series F Preferred Stock | Previously Reported [Member]
Preferred stock, shares issued		0	2,413
Preferred stock, shares outstanding		0	2,413
Series G Preferred Stock
Preferred stock, shares authorized	2,600	2,600	2,600
Preferred stock, shares issued	2,597	2,597
Preferred stock, shares outstanding	2,597	2,597
Series G Preferred Stock | Previously Reported [Member]
Preferred stock, shares issued		2,597	2,597
Preferred stock, shares outstanding		2,597	2,597
Series A Preferred Stock
Preferred stock, shares authorized		10,000	10,000
Preferred stock, shares outstanding	0
Series A Preferred Stock | Previously Reported [Member]
Preferred stock, shares issued		0	10,000
Preferred stock, shares outstanding		0	10,000
Series H Preferred Stock
Preferred stock, shares authorized		1,000	1,000
Preferred stock, shares outstanding	0	0
Series H Preferred Stock | Previously Reported [Member]
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0